Document and Entity Information	Aug. 11, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 11, 2021
Entity Registrant Name	Viridian Therapeutics, Inc.\DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36483
Entity Tax Identification Number	47-1187261
Entity Address, Address Line One	203 Crescent Street
Entity Address, Address Line Two	Bldg. 17, Suite 102B
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	617
Local Phone Number	272-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	VRDN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001590750
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	6200 Lookout Road
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301